ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets and liabilities of VIEs and its subsidiaries and group's taken as whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 737,139	$ 106,875	¥ 586,955	¥ 504,108
Short-term investments	197,058	28,571	828,867
Accounts receivable from third parties	241,652	35,036	302,336
Accounts and Notes Receivable, Net, Current	53,082		25,446
Accounts receivable from a related party	360,497	52,267	320,939
Inventories	502,291	72,825	576,351
Total assets	2,885,694	418,387	3,276,714
Accounts and notes payable	844,058	122,377	1,069,108
Total liabilities	1,456,531	$ 211,178	1,625,787
Related party
Variable interest entity
Accounts and Notes Receivable, Net, Current	272		368
Third party
Variable interest entity
Accounts and Notes Receivable, Net, Current	87,563		34,385
VIEs
Variable interest entity
Cash and cash equivalents	335,476		353,554
Short-term investments	189,275		820,344
Accounts receivable from third parties	150,686		204,769
Accounts receivable from a related party	360,497		320,939
Inventories	281,649		362,385
Amount due from Group companies	707,458		232,203
Other assets	427,598		383,569
Total assets	2,452,639		2,677,763
Accounts and notes payable	377,839		545,966
Accrued expenses and other liabilities	231,325		292,388
Amount due to Group companies	1,043,056		824,304
Other liabilities	119,311		122,508
Total liabilities	1,771,531		1,785,166
VIEs | Related party
Variable interest entity
Accounts and Notes Receivable, Net, Current	272		368
VIEs | Third party
Variable interest entity
Accounts and Notes Receivable, Net, Current	¥ 72,193		¥ 27,009